MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies [Abstract]
Schedule of Interest in Subsidiaries
Details of each Company’s subsidiary at the end of the reporting period are as follows:

			% of Ownership
			December 31
Investor	Investee	Principal Activities	2025	2024
Gogoro Inc.	Gogoro Taiwan Limited	Manufacture and research and development of electric scooters and bikes	100.00	100.00
	Gogoro Network	Provision of energy services to consumers using battery swapping system	100.00	100.00
	Gogoro Network Pte. Ltd.	Holding company	100.00	100.00
	GoShare Pte. Ltd. (iii)	Holding company	100.00	100.00
	Gogoro Network Infrastructure Pte. Ltd. (Note ii)	Holding company	—	100.00
	GoShare Taiwan Limited (Note iii)	Provision of electric scooters free float sharing services	100.00	—
Gogoro Taiwan Limited	Gogoro Taiwan Sales and Services Limited	Sale of electric scooters and related products and provision of after-sale services	100.00	100.00
	GoPocket Taiwan Limited	Issuance of reward points	100.00	100.00
	Gogoro Singapore Holding Pte. Ltd.	Holding company	100.00	100.00
GoShare Pte. Ltd.	GoShare Taiwan Limited (Note iii)	Provision of electric scooters free float sharing services	—	100.00
Gogoro Network Pte. Ltd.	Gogoro B.V. (Note i)	Holding company	100.00	100.00
	Gogoro Network B.V.	Holding company	100.00	100.00
	Gogoro India Private Limited	Manufacture and sale of electric scooters and related products and provision of after-sale services	100.00	100.00
Gogoro Singapore Holding Pte. Ltd.	Gogoro Europe Sales and Services B.V. (Note i)	Sale of electric scooters and related products	100.00	100.00
	Rui Yi Trading (Shanghai) Limited (Note i)	Holding company	100.00	100.00
i.The board of directors has approved to dissolve the entity in 2024. The entity is not yet dissolved as of December 31, 2025.
ii.Gogoro Network Infrastructure Pte. Ltd. has been dissolved in 2025.
iii.GoShare Pte. Ltd. is no longer the sole shareholder of GoShare Taiwan Limited; Gogoro Inc. has assumed full ownership in 2025.